Capital Risk - Summary of Regulatory Capital Resources (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Regulatory Capital Resources [Line Items]
CET1 capital	£ 10,601.0	£ 9,791.0
AT1 capital	1,860.0	1,860.0
Tier 1 capital	12,461.0	11,651.0
Tier 2 capital	1,854.0	2,093.0
Total regulatory capital	14,315.0	13,744.0
Transitional IFRS 9 Benefit
Disclosure Of Regulatory Capital Resources [Line Items]
Total regulatory capital	£ 0.0	£ 12.2